Popular, Inc. (Holding only) (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Condensed Balance Sheet [Table Text Block]
Condensed Consolidating Statement of Financial Condition

	At December 31, 2016
			All other
	Popular Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Assets:
Cash and due from banks	$47,783	$591	$362,101	$(48,081)	$362,394
Money market investments	252,347	13,263	2,891,670	(267,063)	2,890,217
Trading account securities, at fair value	2,640	-	57,297	(132)	59,805
Investment securities available-for-sale, at
fair value	-	-	8,209,806	-	8,209,806
Investment securities held-to-maturity, at
amortized cost	-	-	98,101	-	98,101
Other investment securities, at lower of cost
or realizable value	9,850	4,492	153,476	-	167,818
Investment in subsidiaries	5,609,611	1,818,127	-	(7,427,738)	-
Loans held-for-sale, at lower of cost or
fair value	-	-	88,821	-	88,821
Loans held-in-portfolio:
Loans not covered under loss-sharing
agreements with the FDIC	1,142	-	22,894,030	-	22,895,172
Loans covered under loss-sharing
agreements with the FDIC	-	-	572,878	-	572,878
Less - Unearned income	-	-	121,425	-	121,425
Allowance for loan losses	2	-	540,649	-	540,651
Total loans held-in-portfolio, net	1,140	-	22,804,834	-	22,805,974
FDIC loss-share asset	-	-	69,334	-	69,334
Premises and equipment, net	3,067	-	540,914	-	543,981
Other real estate not covered under loss-
sharing agreements with the FDIC	81	-	180,364	-	180,445
Other real estate covered under loss-
sharing agreements with the FDIC	-	-	32,128	-	32,128
Accrued income receivable	112	138	137,882	(90)	138,042
Mortgage servicing assets, at fair value	-	-	196,889	-	196,889
Other assets	61,770	25,146	2,073,562	(14,968)	2,145,510
Goodwill	-	-	627,294	-	627,294
Other intangible assets	553	-	44,497	-	45,050
Total assets	$5,988,954	$1,861,757	$38,568,970	$(7,758,072)	$38,661,609
Liabilities and Stockholders' Equity
Liabilities:
Deposits:
Non-interest bearing	$-	$-	$7,028,524	$(48,081)	$6,980,443
Interest bearing	-	-	23,782,844	(267,063)	23,515,781
Total deposits	-	-	30,811,368	(315,144)	30,496,224
Federal funds purchased and assets
sold under agreements to repurchase	-	-	479,425	-	479,425
Other short-term borrowings	-	-	1,200	-	1,200
Notes payable	735,600	148,512	690,740	-	1,574,852
Other liabilities	55,309	6,034	865,861	(15,253)	911,951
Total liabilities	790,909	154,546	32,848,594	(330,397)	33,463,652
Stockholders' equity:
Preferred stock	50,160	-	-	-	50,160
Common stock	1,040	2	56,307	(56,309)	1,040
Surplus	4,246,495	4,111,207	5,717,066	(9,819,746)	4,255,022
Retained earnings (accumulated deficit)	1,228,834	(2,382,049)	264,944	2,108,578	1,220,307
Treasury stock, at cost	(8,198)	-	-	(88)	(8,286)
Accumulated other comprehensive loss,
net of tax	(320,286)	(21,949)	(317,941)	339,890	(320,286)
Total stockholders' equity	5,198,045	1,707,211	5,720,376	(7,427,675)	5,197,957
Total liabilities and stockholders' equity	$5,988,954	$1,861,757	$38,568,970	$(7,758,072)	$38,661,609

Condensed Consolidating Statement of Financial Condition

	At December 31, 2015
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Assets:
Cash and due from banks	$24,298	$600	$363,620	$(24,844)	$363,674
Money market investments	262,204	23,931	2,179,887	(285,930)	2,180,092
Trading account securities, at fair value	2,020	-	69,639	-	71,659
Investment securities available-for-sale, at
fair value	216	-	6,062,776	-	6,062,992
Investment securities held-to-maturity, at
amortized cost	-	-	100,903	-	100,903
Other investment securities, at lower of cost
or realizable value	9,850	4,492	157,906	-	172,248
Investment in subsidiaries	5,539,325	1,789,512	-	(7,328,837)	-
Loans held-for-sale, at lower of cost or
fair value	-	-	137,000	-	137,000
Loans held-in-portfolio:
Loans not covered under loss-sharing
agreements with the FDIC	1,176	-	22,452,637	-	22,453,813
Loans covered under loss-sharing
agreements with the FDIC	-	-	646,115	-	646,115
Less - Unearned income	-	-	107,698	-	107,698
Allowance for loan losses	3	-	537,108	-	537,111
Total loans held-in-portfolio, net	1,173	-	22,453,946	-	22,455,119
FDIC loss-share asset	-	-	310,221	-	310,221
Premises and equipment, net	2,823	-	499,788	-	502,611
Other real estate not covered under loss-sharing
agreements with the FDIC	532	-	154,699	-	155,231
Other real estate covered under loss-sharing
agreements with the FDIC	-	-	36,685	-	36,685
Accrued income receivable	85	115	124,070	(36)	124,234
Mortgage servicing assets, at fair value	-	-	211,405	-	211,405
Other assets	54,908	23,596	2,132,616	(17,958)	2,193,162
Goodwill	-	-	626,388	-	626,388
Other intangible assets	554	-	57,555	-	58,109
Total assets	$5,897,988	$1,842,246	$35,679,104	$(7,657,605)	$35,761,733
Liabilities and Stockholders' Equity
Liabilities:
Deposits:
Non-interest bearing	$-	$-	$6,426,359	$(24,844)	$6,401,515
Interest bearing	-	-	21,094,138	(285,930)	20,808,208
Total deposits	-	-	27,520,497	(310,774)	27,209,723
Federal funds purchased and assets sold
under agreements to repurchase	-	-	762,145	-	762,145
Other short-term borrowings	-	-	1,200	-	1,200
Notes payable	733,516	148,483	780,509	-	1,662,508
Other liabilities	59,148	6,659	971,429	(18,218)	1,019,018
Liabilities from discontinued operations	-	-	1,815	-	1,815
Total liabilities	792,664	155,142	30,037,595	(328,992)	30,656,409
Stockholders' equity:
Preferred stock	50,160	-	-	-	50,160
Common stock	1,038	2	56,307	(56,309)	1,038
Surplus	4,220,629	4,111,208	5,712,635	(9,815,316)	4,229,156
Retained earnings (accumulated deficit)	1,096,484	(2,416,251)	128,459	2,279,265	1,087,957
Treasury stock, at cost	(6,101)	-	-	-	(6,101)
Accumulated other comprehensive loss,
net of tax	(256,886)	(7,855)	(255,892)	263,747	(256,886)
Total stockholders' equity	5,105,324	1,687,104	5,641,509	(7,328,613)	5,105,324
Total liabilities and stockholders' equity	$5,897,988	$1,842,246	$35,679,104	$(7,657,605)	$35,761,733

Schedule of Condensed Income Statement [Table Text Block]
Condensed Consolidating Statement of Operations

	Year ended December 31, 2016
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and dividend income:
Dividend income from subsidiaries	$102,300	$-	$-	$(102,300)	$-
Loans	78	-	1,459,642	-	1,459,720
Money market investments	1,399	101	16,428	(1,500)	16,428
Investment securities	664	322	151,025	-	152,011
Trading account securities	-	-	6,414	-	6,414
Total interest and dividend income	104,441	423	1,633,509	(103,800)	1,634,573
Interest expense:
Deposits	-	-	129,077	(1,500)	127,577
Short-term borrowings	-	-	7,812	-	7,812
Long-term debt	52,470	10,769	13,890	-	77,129
Total interest expense	52,470	10,769	150,779	(1,500)	212,518
Net interest income (expense)	51,971	(10,346)	1,482,730	(102,300)	1,422,055
Provision (reversal) for loan losses- non-covered loans	(35)	-	171,161	-	171,126
Provision (reversal) for loan losses- covered loans	-	-	(1,110)	-	(1,110)
Net interest income (expense)
after provision for loan losses	52,006	(10,346)	1,312,679	(102,300)	1,252,039
Service charges on deposit accounts	-	-	160,836	-	160,836
Other service fees	-	-	237,342	(2,572)	234,770
Mortgage banking activities	-	-	56,538	-	56,538
Net gain on sale of investment securities	1,767	-	195	-	1,962
Other-than-temporary impairment losses on investment securities	-	-	(209)	-	(209)
Trading account profit (loss)	90	-	(831)	(44)	(785)
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	8,245	-	8,245
Adjustments (expense) to indemnity reserves
on loans sold	-	-	(17,285)	-	(17,285)
FDIC loss-share expense	-	-	(207,779)	-	(207,779)
Other operating income (loss)	12,352	(2,559)	51,903	(53)	61,643
Total non-interest income (loss)	14,209	(2,559)	288,955	(2,669)	297,936
Operating expenses:
Personnel costs	48,032	-	439,444	-	487,476
Net occupancy expenses	3,630	-	82,023	-	85,653
Equipment expenses	2,807	-	59,418	-	62,225
Other taxes	187	1	42,116	-	42,304
Professional fees	10,817	122	312,517	(413)	323,043
Communications	520	-	23,377	-	23,897
Business promotion	2,261	-	50,753	-	53,014
FDIC deposit insurance	-	-	24,512	-	24,512
Other real estate owned (OREO) expenses	52	-	47,067	-	47,119
Other operating expenses	(72,514)	60	165,066	(2,165)	90,447
Amortization of intangibles	-	-	12,144	-	12,144
Goodwill impairment charge	-	-	3,801	-	3,801
Total operating expenses	(4,208)	183	1,262,238	(2,578)	1,255,635
Income (loss) before income tax
and equity in earnings of subsidiaries	70,423	(13,088)	339,396	(102,391)	294,340
Income tax expense (benefit)	19	(4,581)	83,364	(18)	78,784
Income (loss) before equity in
earnings of subsidiaries	70,404	(8,507)	256,032	(102,373)	215,556
Equity in undistributed earnings of
subsidiaries	145,152	41,574	-	(186,726)	-
Income from continuing operations	215,556	33,067	256,032	(289,099)	215,556
Income from discontinued operations, net of tax	-	-	1,135	-	1,135
Equity in undistributed earnings of
discontinued operations	1,135	1,135	-	(2,270)	-
Net Income	$216,691	$34,202	$257,167	$(291,369)	$216,691
Comprehensive income, net of tax	$153,291	$20,108	$195,118	$(215,226)	$153,291

Condensed Consolidating Statement of Operations

	Year ended December 31, 2015
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and dividend income:
Dividend income from subsidiaries	$41,350	$-	$-	$(41,350)	$-
Loans	673	3	1,458,613	(583)	1,458,706
Money market investments	40	8	7,245	(50)	7,243
Investment securities	619	322	125,123	-	126,064
Trading account securities	-	-	11,001	-	11,001
Total interest and dividend income	42,682	333	1,601,982	(41,983)	1,603,014
Interest expense:
Deposits	-	-	107,583	(50)	107,533
Short-term borrowings	-	502	7,593	(583)	7,512
Long-term debt	52,470	10,779	15,737	-	78,986
Total interest expense	52,470	11,281	130,913	(633)	194,031
Net interest (expense) income	(9,788)	(10,948)	1,471,069	(41,350)	1,408,983
Provision for loan losses- non-covered loans	35	-	217,423	-	217,458
Provision for loan losses- covered loans	-	-	24,020	-	24,020
Net interest (expense) income after provision
for loan losses	(9,823)	(10,948)	1,229,626	(41,350)	1,167,505
Service charges on deposit accounts	-	-	160,108	-	160,108
Other service fees	-	-	238,566	(2,476)	236,090
Mortgage banking activities	-	-	81,802	-	81,802
Net gain on sale of investment securities	-	-	141	-	141
Other-than temporary impairment losses on
investment securities	-	-	(14,445)	-	(14,445)
Trading account loss	(187)	-	(4,536)	-	(4,723)
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	542	-	542
Adjustments (expense) to indemnity reserves
on loans sold	-	-	(18,628)	-	(18,628)
FDIC loss-share income	-	-	20,062	-	20,062
Other operating income (loss)	13,710	(244)	45,173	(47)	58,592
Total non-interest income (loss)	13,523	(244)	508,785	(2,523)	519,541
Operating expenses:
Personnel costs	49,112	-	428,407	-	477,519
Net occupancy expenses	3,591	-	83,297	-	86,888
Equipment expenses	2,240	-	57,870	-	60,110
Other taxes	(822)	-	40,619	-	39,797
Professional fees	11,384	504	297,392	(295)	308,985
Communications	519	-	24,627	-	25,146
Business promotion	1,868	-	50,208	-	52,076
FDIC deposit insurance	-	-	27,626	-	27,626
Other real estate owned (OREO) expenses	-	-	85,568	-	85,568
Other operating expenses	(69,185)	463	166,289	(2,492)	95,075
Amortization of intangibles	-	-	11,019	-	11,019
Restructuring costs	-	-	18,412	-	18,412
Total operating expenses	(1,293)	967	1,291,334	(2,787)	1,288,221
Income (loss) before income tax and equity in
earnings of subsidiaries	4,993	(12,159)	447,077	(41,086)	398,825
Income tax (benefit) expense	(186)	305	(495,394)	103	(495,172)
Income (loss) before equity in earnings of subsidiaries	5,179	(12,464)	942,471	(41,189)	893,997
Equity in undistributed earnings of subsidiaries	888,818	638,341	-	(1,527,159)	-
Income from continuing operations	893,997	625,877	942,471	(1,568,348)	893,997
Income from discontinued operations, net of tax	-	-	1,347	-	1,347
Equity in undistributed earnings of discontinued
operations	1,347	1,347	-	(2,694)	-
Net Income	$895,344	$627,224	$943,818	$(1,571,042)	$895,344
Comprehensive income, net of tax	$868,330	$623,433	$916,942	$(1,540,375)	$868,330

Condensed Consolidating Statement of Operations

	Year ended December 31, 2014
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest Income:
Loans	$1,294	$-	$1,478,658	$(1,202)	$1,478,750
Money market investments	20	7	4,219	(22)	4,224
Investment securities	617	322	131,692	-	132,631
Trading account securities	-	-	17,938	-	17,938
Total interest income	1,931	329	1,632,507	(1,224)	1,633,543
Interest Expense:
Deposits	-	-	105,095	(8)	105,087
Short-term borrowings	-	405	68,187	(1,216)	67,376
Long-term debt	492,657	10,826	12,525	-	516,008
Total interest expense	492,657	11,231	185,807	(1,224)	688,471
Net interest (expense) income	(490,726)	(10,902)	1,446,700	-	945,072
Provision (reversal) for loan losses- non-covered loans	(200)	-	224,199	-	223,999
Provision for loan losses- covered loans	-	-	46,135	-	46,135
Net interest (expense) income
after provision for loan losses	(490,526)	(10,902)	1,176,366	-	674,938
Service charges on deposit accounts	-	-	158,637	-	158,637
Other service fees	-	-	228,006	(2,741)	225,265
Mortgage banking activities	-	-	30,615	-	30,615
Net loss and valuation adjustments on
investment securities	-	-	(870)	-	(870)
Trading account (loss) profit	(40)	-	4,398	-	4,358
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	40,591	-	40,591
Adjustments (expense) to indemnity reserves
on loans sold	-	-	(40,629)	-	(40,629)
FDIC loss-share expense	-	-	(103,024)	-	(103,024)
Other operating income (loss)	12,291	(16)	59,306	(9)	71,572
Total non-interest income (loss)	12,251	(16)	377,030	(2,750)	386,515
Operating expenses:
Personnel costs	39,457	-	379,222	-	418,679
Net occupancy expenses	3,952	-	82,755	-	86,707
Equipment expenses	3,764	-	45,153	-	48,917
Other taxes	1,019	-	55,899	-	56,918
Professional fees	14,963	1,119	266,202	(229)	282,055
Communications	496	-	25,188	-	25,684
Business promotion	1,731	-	52,285	-	54,016
FDIC deposit insurance	-	-	40,307	-	40,307
Loss on early extinguishment of debt	-	-	532	-	532
Other real estate owned (OREO) expenses	6	-	49,605	-	49,611
Other operating expenses	(63,755)	435	161,216	(2,523)	95,373
Amortization of intangibles	-	-	8,160	-	8,160
Restructuring costs	-	-	26,725	-	26,725
Total operating expenses	1,633	1,554	1,193,249	(2,752)	1,193,684
(Loss) income before income tax and
equity in earnings of subsidiaries	(479,908)	(12,472)	360,147	2	(132,231)
Income tax expense	5,580	-	52,698	1	58,279
(Loss) income before equity in
earnings of subsidiaries	(485,488)	(12,472)	307,449	1	(190,510)
Equity in undistributed earnings
of subsidiaries	294,978	32,484	-	(327,462)	-
(Loss) income from continuing operations	$(190,510)	$20,012	$307,449	$(327,461)	$(190,510)
Loss from discontinued operations, net of tax	-	-	(122,980)	-	(122,980)
Equity in undistributed losses of
discontinued operations	(122,980)	(122,980)	-	245,960	-
Net (Loss) Income	(313,490)	(102,968)	184,469	(81,501)	(313,490)
Comprehensive (loss) income, net of tax	$(354,617)	$(79,665)	$144,355	$(64,690)	$(354,617)

Schedule of Condensed Cash Flow Statement [Table Text Block]
	Year ended December 31, 2016
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income	$216,691	$34,202	$257,167	$(291,369)	$216,691

Adjustments to reconcile net income to net
cash provided by (used in) operating activities:
Equity in undistributed earnings of subsidiaries	(146,287)	(42,709)	-	188,996	-
Provision (reversal) for loan losses	(35)	-	170,051	-	170,016
Goodwill impairment losses	-	-	3,801	-	3,801
Amortization of intangibles	-	-	12,144	-	12,144
Depreciation and amortization of premises and
equipment	654	-	46,220	-	46,874
Net accretion of discounts and amortization
of premiums and deferred fees	2,087	28	(42,901)	-	(40,786)
Other-than-temporary impairment on investment securities	-	-	209	-	209
Fair value adjustments on mortgage servicing rights	-	-	25,336	-	25,336
FDIC loss-share expense	-	-	207,779	-	207,779
Adjustments (expense) to indemnity reserves on
loans sold	-	-	17,285	-	17,285
(Earnings) losses from investments under the
equity method	(12,352)	2,559	(21,495)	-	(31,288)
Deferred income tax expense (benefit)	19	(4,581)	66,154	(18)	61,574
(Gain) loss on:
Disposition of premises and equipment and other
productive assets	(2)	-	4,096	-	4,094
Sale and valuation adjustments of investment
securities	(1,767)	-	(195)	-	(1,962)
Sale of loans, including valuation adjustments on
loans held for sale and mortgage banking activities	-	-	(35,517)	-	(35,517)
Sale of foreclosed assets, including write-downs	52	-	19,305	-	19,357
Acquisitions of loans held-for-sale	-	-	(310,217)	-	(310,217)
Proceeds from sale of loans held-for-sale	-	-	89,887	-	89,887
Net originations on loans held-for-sale	-	-	(510,783)	-	(510,783)
Net (increase) decrease in:
Trading securities	(620)	-	754,326	133	753,839
Accrued income receivable	(27)	(23)	(13,812)	54	(13,808)
Other assets	3,796	(3)	(27,125)	(2,972)	(26,304)
Net increase (decrease) in:
Interest payable	-	-	219	(54)	165
Pension and other postretirement benefits
obligations	-	-	(55,678)	-	(55,678)
Other liabilities	(3,854)	(624)	(11,781)	3,018	(13,241)
Total adjustments	(158,336)	(45,353)	387,308	189,157	372,776
Net cash provided by (used in) operating activities	58,355	(11,151)	644,475	(102,212)	589,467

Cash flows from investing activities:
Net decrease (increase) in money market investments	9,857	10,668	(711,782)	(18,868)	(710,125)
Purchases of investment securities:
Available-for-sale	-	-	(3,407,779)	-	(3,407,779)
Other	-	-	(14,130)	-	(14,130)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	1,227,966	-	1,227,966
Held-to-maturity	-	-	4,588	-	4,588
Other	-	-	11,122	-	11,122
Proceeds from sale of investment securities:
Available for sale	278	-	4,981	-	5,259
Other	1,583	-	7,438	-	9,021
Net repayments (disbursements) on loans	35	-	(267,240)	-	(267,205)
Proceeds from sale of loans	-	-	141,363	-	141,363
Acquisition of loan portfolios	-	-	(535,445)	-	(535,445)
Net payments from FDIC under loss-sharing
agreements	-	-	98,518	-	98,518
Return of capital from equity method investments	433	474	-	-	907
Return of capital from wholly-owned subsidiaries	14,000	-	-	(14,000)	-
Acquisition of premises and equipment	(953)	-	(99,367)	-	(100,320)
Proceeds from sale of:
Premises and equipment and other productive assets	56	-	8,841	-	8,897
Foreclosed assets	434	-	82,923	-	83,357
Net cash provided by (used in) investing activities	25,723	11,142	(3,448,003)	(32,868)	(3,444,006)

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	3,290,797	(4,369)	3,286,428
Federal funds purchased and assets sold
under agreements to repurchase	-	-	(282,719)	-	(282,719)
Payments of notes payable	-	-	(254,816)	-	(254,816)
Proceeds from issuance of notes payable	-	-	165,047	-	165,047
Proceeds from issuance of common stock	7,437	-	-	-	7,437
Dividends paid to parent company	-	-	(102,300)	102,300	-
Dividends paid	(65,932)	-	-	-	(65,932)
Net payments for repurchase of common stock	(2,098)	-	-	(88)	(2,186)
Return of capital to parent company	-	-	(14,000)	14,000	-
Net cash (used in) provided by financing activities	(60,593)	-	2,802,009	111,843	2,853,259
Net increase (decrease) in cash and due from banks	23,485	(9)	(1,519)	(23,237)	(1,280)
Cash and due from banks at beginning of period	24,298	600	363,620	(24,844)	363,674
Cash and due from banks at end of period	$47,783	$591	$362,101	$(48,081)	$362,394
During the ended December 31, 2016 there have not been any cash flows associated with discontinued operations.

	Year ended December 31, 2015
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income	$895,344	$627,224	$943,818	$(1,571,042)	$895,344

Adjustments to reconcile net income to net cash
(used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	(890,165)	(639,688)	-	1,529,853	-
Provision for loan losses	35	-	241,443	-	241,478
Amortization of intangibles	-	-	11,019	-	11,019
Depreciation and amortization of premises and
equipment	761	-	46,713	-	47,474
Net accretion of discounts and amortization
of premiums and deferred fees	2	-	(73,498)	-	(73,496)
Other-than-temporary impairment on investment securities	-	-	14,445	-	14,445
Fair value adjustments on mortgage servicing rights	-	-	7,904	-	7,904
FDIC loss-share income	-	-	(20,062)	-	(20,062)
Adjustments (expense) to indemnity reserves on
loans sold	-	-	18,628	-	18,628
Earnings losses from investments under the
equity method	(13,710)	244	(10,907)	-	(24,373)
Deferred income tax benefit	(186)	-	(519,045)	103	(519,128)
(Gain) loss on:
Disposition of premises and equipment	(2)	-	(3,627)	-	(3,629)
Sale and valuation adjustments of investment
securities	-	-	(141)	-	(141)
Sale of loans, including valuation adjustments on
loans held for sale and mortgage banking activities	-	-	(35,013)	-	(35,013)
Sale of foreclosed assets, including write-downs	-	-	60,378	-	60,378
Acquisitions of loans held-for-sale	-	-	(401,991)	-	(401,991)
Proceeds from sale of loans held-for-sale	-	-	124,111	-	124,111
Net originations on loans held-for-sale	-	-	(792,821)	-	(792,821)
Net (increase) decrease in:
Trading securities	(380)	-	1,084,063	-	1,083,683
Accrued income receivable	(10)	(3)	5,395	10	5,392
Other assets	8,032	342	92,032	(273)	100,133
Net (decrease) increase in:
Interest payable	-	(26)	564	(10)	528
Pension and other postretirement benefits
obligations	-	-	3,252	-	3,252
Other liabilities	(5,622)	(187)	(67,180)	9	(72,980)
Total adjustments	(901,245)	(639,318)	(214,338)	1,529,692	(225,209)
Net cash (used in) provided by operating activities	(5,901)	(12,094)	729,480	(41,350)	670,135

Cash flows from investing activities:
Net increase in money market investments	(242,457)	(23,574)	(376,248)	284,573	(357,706)
Purchases of investment securities:
Available-for-sale	-	-	(2,014,315)	-	(2,014,315)
Held-to-maturity	-	-	(750)	-	(750)
Other	-	-	(40,847)	-	(40,847)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	1,362,712	-	1,362,712
Held-to-maturity	-	-	4,856	-	4,856
Other	-	-	46,341	-	46,341
Proceeds from sale of investment securities:
Available for sale	-	-	96,760	-	96,760
Other	-	-	14,950	-	14,950
Net repayments on loans	53,793	350	431,302	(53,769)	431,676
Proceeds from sale of loans	-	-	30,160	-	30,160
Acquisition of loan portfolios	-	(350)	(338,097)	-	(338,447)
Acquisition of trademark	-	-	(50)	-	(50)
Net payments from FDIC under loss-sharing
agreements	-	-	247,976	-	247,976
Net cash received and acquired from business combination	-	-	731,279	-	731,279
Acquisition of servicing assets	-	-	(61,304)	-	(61,304)
Cash paid related to business acquisitions	-	-	(17,250)	-	(17,250)
Return of capital from equity method investments	11,500	1,829	-	-	13,329
Return of capital from wholly-owned subsidiaries	203,000	200,000	-	(403,000)	-
Mortgage servicing rights purchased	-	-	(2,400)	-	(2,400)
Acquisition of premises and equipment	(1,079)	-	(61,577)	-	(62,656)
Proceeds from sale of:
Premises and equipment	9	-	12,871	-	12,880
Foreclosed assets	-	-	141,145	-	141,145
Net cash provided by investing activities	24,766	178,255	207,514	(172,196)	238,339

Cash flows from financing activities:
Net (decrease) increase in:
Deposits	-	-	495,904	(288,566)	207,338
Federal funds purchased and assets sold
under agreements to repurchase	-	-	(509,512)	-	(509,512)
Other short-term borrowings	-	-	(201,984)	53,769	(148,215)
Payments of notes payable	-	(8,169)	(729,720)	-	(737,889)
Proceeds from issuance of notes payable	-	-	277,398	-	277,398
Proceeds from issuance of common stock	6,226	-	-	-	6,226
Dividends paid to parent company	-	-	(41,350)	41,350	-
Dividends paid	(19,257)	-	-	-	(19,257)
Net payments for repurchase of common stock	(1,984)	-	-	-	(1,984)
Return of capital to parent company	-	(158,000)	(245,000)	403,000	-
Net cash used in financing activities	(15,015)	(166,169)	(954,264)	209,553	(925,895)
Net increase (decrease) in cash and due from banks	3,850	(8)	(17,270)	(3,993)	(17,421)
Cash and due from banks at beginning of period	20,448	608	380,890	(20,851)	381,095
Cash and due from banks at end of period	$24,298	$600	$363,620	$(24,844)	$363,674
The Condensed Consolidating Statements of Cash Flows include the cash flows from operating, investing and financing activities associated with discontinued operations.

	Year ended December 31, 2014
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net (loss) income	$(313,490)	$(102,968)	$184,469	$(81,501)	$(313,490)

Adjustments to reconcile net income to net
cash (used in) provided by operating activities:
Equity in undistributed (earnings) losses of subsidiaries	(171,998)	90,496	-	81,502	-
Provision (reversal) for loan losses	(200)	-	263,569	-	263,369
Goodwill impairment losses	-	-	186,511	-	186,511
Amortization of intangibles	-	-	9,434	-	9,434
Depreciation and amortization of premises and
equipment	648	-	46,489	-	47,137
Net accretion of discounts and amortization
of premiums and deferred fees	404,461	-	(125,885)	-	278,576
Fair value adjustments on mortgage servicing rights	-	-	24,683	-	24,683
FDIC loss share expense	-	-	103,024	-	103,024
Adjustments (expense) to indemnity reserves on
loans sold	-	-	40,629	-	40,629
Earnings from investments under the
equity method	(12,291)	16	(27,303)	-	(39,578)
Deferred income tax expense	8,203	-	35,308	1	43,512
Loss (gain) on:
Disposition of premises and equipment	1	-	(1,717)	-	(1,716)
Sale and valuation adjustments of investment
securities	-	-	870	-	870
Sale of loans, including valuation adjustments on
loans held for sale and mortgage banking activities	-	-	(88,724)	-	(88,724)
Sale of foreclosed assets, including write-downs	-	-	28,005	-	28,005
Disposal of discontinued business	-	-	(38,355)	-	(38,355)
Acquisitions of loans held-for-sale	-	-	(308,600)	-	(308,600)
Proceeds from sale of loans held-for-sale	-	-	123,375	-	123,375
Net originations on loans held-for-sale	-	-	(753,312)	-	(753,312)
Net (increase) decrease in:
Trading securities	(288)	-	1,105,662	-	1,105,374
Accrued income receivable	(12)	2	9,712	17	9,719
Other assets	4,099	(7,124)	158,585	(23,060)	132,500
Net increase (decrease) in:
Interest payable	7,066	20	(7,776)	(17)	(707)
Pension and other postretirement benefits
obligations	-	-	(10,171)	-	(10,171)
Other liabilities	(180)	(32,391)	40,449	23,059	30,937
Total adjustments	239,509	51,019	814,462	81,502	1,186,492
Net cash (used in) provided by operating activities	(73,981)	(51,949)	998,931	1	873,002

Cash flows from investing activities:
Net (increase) decrease in money market investments	(1,026)	4,447	(963,907)	(3,447)	(963,933)
Purchases of investment securities:
Available-for-sale	-	-	(2,001,940)	-	(2,001,940)
Held-to-maturity	-	-	(1,000)	-	(1,000)
Other	-	-	(110,010)	-	(110,010)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	1,722,650	-	1,722,650
Held-to-maturity	-	-	39,962	-	39,962
Other	1,000	-	91,752	-	92,752
Proceeds from sale of investment securities:
Available for sale	-	-	310,210	-	310,210
Other	-	-	37,104	-	37,104
Net repayments on loans	465,452	-	776,179	(465,731)	775,900
Proceeds from sale of loans	-	-	355,145	-	355,145
Acquisition of loan portfolios	-	-	(389,067)	-	(389,067)
Net payments from FDIC under loss-sharing
agreements	-	-	256,498	-	256,498
Cash paid related to business acquisitions	-	-	(6,330)	-	(6,330)
Capital contribution to subsidiary	(100,000)	-	-	100,000	-
Return of capital from wholly-owned subsidiaries	210,000	250,000	-	(460,000)	-
Net cash disbursed from disposal of discontinued business	-	-	(205,895)	-	(205,895)
Acquisition of premises and equipment	(1,075)	-	(49,971)	-	(51,046)
Proceeds from sale of:
Premises and equipment	48	-	14,289	-	14,337
Foreclosed assets	-	-	150,115	-	150,115
Net cash provided by investing activities	574,399	254,447	25,784	(829,178)	25,452

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	115,453	(6,438)	109,015
Federal funds purchased and assets sold
under agreements to repurchase	-	-	(387,635)	-	(387,635)
Other short-term borrowings	-	8,169	(853,900)	465,731	(380,000)
Payments of notes payable	(936,000)	(675)	(122,615)	-	(1,059,290)
Proceeds from issuance of notes payable	450,000	-	331,905	-	781,905
Proceeds from issuance of common stock	5,394	-	-	-	5,394
Dividends paid	(3,723)	-	-	-	(3,723)
Repurchase of TARP-related warrants	(3,000)	-	-	-	(3,000)
Net payments for repurchase of common stock	(3,236)	-	-	-	(3,236)
Return of capital to parent company	-	(210,000)	(250,000)	460,000	-
Capital contribution from parent	-	-	100,000	(100,000)	-
Net cash used in financing activities	(490,565)	(202,506)	(1,066,792)	819,293	(940,570)
Net increase (decrease) in cash and due from banks	9,853	(8)	(42,077)	(9,884)	(42,116)
Cash and due from banks at beginning of period	10,595	616	422,967	(10,967)	423,211
Cash and due from banks at end of period	$20,448	$608	$380,890	$(20,851)	$381,095
The Condensed Consolidating Statements of Cash Flows include the cash flows from operating, investing and financing activities associated with discontinued operations.

Popular, Inc. Holding Co.
Schedule of Condensed Balance Sheet [Table Text Block]
Condensed Statements of Condition
	December 31,
(In thousands)	2016	2015
ASSETS
Cash and due from banks (includes $47,614 due from bank subsidiary (2015 - $24,124))	$47,783	$24,298
Money market investments	252,347	262,204
Trading account securities	2,640	2,020
Investment securities available-for-sale, at fair value	-	216
Other investment securities, at lower of cost or realizable value (includes $8,725 in common
securities from statutory trusts (2015 - $8,725))[1]	9,850	9,850
Investment in BPPR and subsidiaries, at equity	3,658,451	3,598,393
Investment in Popular North America and subsidiaries, at equity	1,707,167	1,687,104
Investment in other non-bank subsidiaries, at equity	243,993	253,828
Other loans	1,142	1,176
Less - Allowance for loan losses	2	3
Premises and equipment	3,067	2,823
Investment in equity method investees	51,259	45,262
Other assets (includes $936 due from subsidiaries and affiliate (2015 - $1,667))	11,257	10,817
Total assets	$5,988,954	$5,897,988

LIABILITIES AND STOCKHOLDERS' EQUITY
Notes payable	$735,600	$733,516
Other liabilities (includes $2,574 due to subsidiaries and affiliate (2015 - $1,133))	55,309	59,148
Stockholders’ equity	5,198,045	5,105,324
Total liabilities and stockholders’ equity	$5,988,954	$5,897,988
[1] Refer to Note 23 to the consolidated financial statements for information on the statutory trusts.

Schedule of Condensed Income Statement [Table Text Block]
Condensed Statements of Operations
	Years ended December 31,
(In thousands)	2016	2015	2014
Income:
Dividends from subsidiaries	$102,300	$41,350	$-
Interest income (includes $1,965 due from subsidiaries and affiliates (2015 - $1,188;
2014 - $1,829))	2,141	1,332	1,931
Earnings from investments in equity method investees	12,352	13,710	12,291
Gain on sale and valuation adjustment of investment securities	1,767	-	-
Trading account profit (loss)	90	(187)	(40)
Total income	118,650	56,205	14,182
Expenses:
Interest expense	52,470	52,470	492,657
Provision (reversal of provision) for loan losses	(35)	35	(200)
Operating expenses (includes expenses for services provided by subsidiaries and affiliate of $8,160 (2015 - $7,309 ; 2014 - $6,882)), net of reimbursement by subsidiaries for
services provided by parent of $74,573 (2015 - $74,799 ; 2014 - $67,021)	(4,208)	(1,293)	1,633
Total expenses	48,227	51,212	494,090
Income (loss) before income taxes and equity in undistributed
earnings of subsidiaries	70,423	4,993	(479,908)
Income tax expense (benefit)	19	(186)	5,580
Income (loss) before equity in undistributed earnings of subsidiaries	70,404	5,179	(485,488)
Equity in undistributed earnings of subsidiaries	145,152	888,818	294,978
Income (loss) from continuing operations	215,556	893,997	(190,510)
Equity in undistributed earnings (losses) of discontinued operations	1,135	1,347	(122,980)
Net income (loss)	$216,691	$895,344	$(313,490)
Comprehensive income (loss), net of tax	$153,291	$868,330	$(354,617)

Schedule of Condensed Cash Flow Statement [Table Text Block]
Condensed Statements of Cash Flows
	Years ended December 31,
(In thousands)	2016	2015	2014
Cash flows from operating activities:
Net income (loss)	$216,691	$895,344	$(313,490)
Adjustments to reconcile net income (loss) to net cash provided by (used in)
operating activities:
Equity in undistributed earnings of subsidiaries
and dividends from subsidiaries	(146,287)	(890,165)	(171,998)
Provision (reversal) for loan losses	(35)	35	(200)
Net accretion of discounts and amortization of premiums and deferred fees	2,087	2	404,461
Earnings from investments under the equity method	(12,352)	(13,710)	(12,291)
Deferred income tax expense (benefit)	19	(186)	8,203
Sale and valuation adjustments of investment securities	(1,767)	-	-
Net (increase) decrease in:
Trading securities	(620)	(380)	(288)
Other assets	4,473	8,781	4,736
Net increase (decrease) in:
Interest payable	-	-	7,066
Other liabilities	(3,854)	(5,622)	(180)
Total adjustments	(158,336)	(901,245)	239,509
Net cash provided by (used in) operating activities	58,355	(5,901)	(73,981)
Cash flows from investing activities:
Net decrease (increase) in money market investments	9,857	(242,457)	(1,026)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Other	-	-	1,000
Proceeds from sale of investment securities:
Available-for-sale	278	-	-
Other	1,583	-	-
Capital contribution to subsidiaries	-	-	(100,000)
Net decrease in advances to subsidiaries and affiliates	-	53,769	465,731
Net repayments (originations) on other loans	35	24	(279)
Return of capital from equity method investments	433	11,500	-
Return of capital from wholly owned subsidiaries	14,000	203,000	210,000
Acquisition of premises and equipment	(953)	(1,079)	(1,075)
Proceeds from sale of:
Premises and equipment	56	9	48
Foreclosed assets	434	-	-
Net cash provided by investing activities	25,723	24,766	574,399
Cash flows from financing activities:
Payments of notes payable and subordinated notes	-	-	(936,000)
Proceeds from issuance of notes payable	-	-	450,000
Proceeds from issuance of common stock	7,437	6,226	5,394
Dividends paid	(65,932)	(19,257)	(3,723)
Repurchase of TARP-related warrants	-	-	(3,000)
Net payments for repurchase of common stock	(2,098)	(1,984)	(3,236)
Net cash used in financing activities	(60,593)	(15,015)	(490,565)
Net increase in cash and due from banks	23,485	3,850	9,853
Cash and due from banks at beginning of period	24,298	20,448	10,595
Cash and due from banks at end of period	$47,783	$24,298	$20,448

Maturity Distribution Of Debt Securities [Text Block]
Year	(In thousands)
2017	$-
2018	-
2019	444,788
2020	-
2021	-
Later years	290,812
No stated maturity	-
Total	$735,600